Related party transactions - Other Related Party Transactions (Details) - Other - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Transaction value
Expenses – Travel	$ 1,139	$ 305
Balance outstanding
Expenses – Travel, balance outstanding	$ 137	$ 28